Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers(i)	$ 79,971	[1]	¥ 63,513	[2]	$ 63,513	[1]	¥ 41,890	[2]
Prepaid VAT	50,077		53,399		53,399		48,175
Prepaid operating expenses and deposits	33,097				22,406
Others	15,322		¥ 23,215		24,083		¥ 19,493
Total	$ 178,467				$ 163,401

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.
[2]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.